PROPERTY, EQUIPMENT AND DEPOSITS - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, EQUIPMENT AND DEPOSITS
Vehicle deposits	$ 95,226	$ 6,735,549	$ 3,947,834
Delivery period for electric scooters / electric bikes / electric mopeds	4 months
Depreciation expense relating to property and equipment	$ 9,018,323	5,450,858	2,714,309
Loss on disposal of assets	143,527	178,619	12,045
Rental vehicles pledged	$ 28,950,519	$ 16,324,134	$ 0